Equity - Schedule of Equity (Parentheticals) (Details) - Ordinary shares [member] - $ / shares	Mar. 31, 2025	Mar. 31, 2024	Aug. 31, 2023	Mar. 31, 2023
Equity - Schedule of Equity (Parentheticals) (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock shares issued	179,997,491	1,827,524
Common stock outstanding	179,997,491	1,827,524		626,276
Common shares Authorized Shares	230,000,000	230,000,000